Commitments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of commitments [Line Items]
Net Revenue | €	€ 3,540,000		€ 8,523,000	€ 3,000
Bottom of range [member]
Disclosure of commitments [Line Items]
Percentage of revenue	5.00%	5.00%
Top of range [member]
Disclosure of commitments [Line Items]
Percentage of revenue	23.00%	23.00%
CorQuest Inc [member]
Disclosure of commitments [Line Items]
Share Purchase Agreement Date	Nov. 05, 2014	Nov. 05, 2014
Corquest Medical Inc [member] | Bottom of range [member]
Disclosure of commitments [Line Items]
Earn-Out royalty | €	€ 0.02
Net Revenue | €	10,000,000
Corquest Medical Inc [member] | Top of range [member]
Disclosure of commitments [Line Items]
Earn-Out royalty | €	0.04
Net Revenue | €	€ 10,000,000
Mayo Clinic [member]
Disclosure of commitments [Line Items]
Research fund per year for four years		$ 1,000,000
Payment of royalty	2.00%	2.00%
Description On Royalty Payments Of Related Party Transactions	The date of first commercial sale of such Licensed Product and ending on the earlier of (i) 15 years from first commercial sale; (ii) the date on which such Licensed Product is no longer covered by a valid claim of a Licensed Patent in the territories in which it is sold; (iii) or termination of the Mayo License.	The date of first commercial sale of such Licensed Product and ending on the earlier of (i) 15 years from first commercial sale; (ii) the date on which such Licensed Product is no longer covered by a valid claim of a Licensed Patent in the territories in which it is sold; (iii) or termination of the Mayo License.
Celdara Medical [member]
Disclosure of commitments [Line Items]
Share Purchase Agreement Date	Jan. 21, 2015	Jan. 21, 2015
Celdara Medical [member] | Scenario one [member] | Oncyte LLC
Disclosure of commitments [Line Items]
Cumulative worldwide net sales		$ 250,000,000
Celdara Medical [member] | Scenario one [member] | affiliates and sublicensees [Member]
Disclosure of commitments [Line Items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales	5.00%	5.00%
Celdara Medical [member] | Scenario two [Member] | Oncyte LLC
Disclosure of commitments [Line Items]
Cumulative worldwide net sales		$ 500,000,000
Celdara Medical [member] | Scenario two [Member] | affiliates and sublicensees [Member]
Disclosure of commitments [Line Items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales	6.00%	6.00%
Celdara Medical [member] | Scenario three [Member] | Oncyte LLC
Disclosure of commitments [Line Items]
Cumulative worldwide net sales		$ 1,000,000,000
Celdara Medical [member] | Scenario three [Member] | affiliates and sublicensees [Member]
Disclosure of commitments [Line Items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales	7.00%	7.00%
Celdara Medical [member] | Scenario four [Member] | affiliates and sublicensees [Member]
Disclosure of commitments [Line Items]
Percentage of cumulative net sales of products by affiliates and sublicensees based on cumulative worldwide net sales	8.00%	8.00%
Celdara Medical [member] | first patient of a Phase II trial [Member]
Disclosure of commitments [Line Items]
Development and regulatory milestones		$ 6,000,000
Development and regulatory milestones on other preclinical products		4,000,000
Celdara Medical [member] | first patient of the second cohort of the Phase I trial [Member]
Disclosure of commitments [Line Items]
Development and regulatory milestones		5,000,000
Celdara Medical [member] | first patient of a Phase III trial [Member]
Disclosure of commitments [Line Items]
Development and regulatory milestones		9,000,000
Development and regulatory milestones on other preclinical products		6,000,000
Celdara Medical [member] | First regulatory approval of CAR-T NKR-2 [Member]
Disclosure of commitments [Line Items]
Development and regulatory milestones		11,000,000
Development and regulatory milestones on other preclinical products		10,000,000
Celdara Medical [member] | CAR-T NKR-2 is approved for commercialization in the US [Member]
Disclosure of commitments [Line Items]
Development and regulatory milestones		14,000,000
Development and regulatory milestones on other preclinical products		15,000,000
Celdara Medical [member] | IND to FDA [Member]
Disclosure of commitments [Line Items]
Development and regulatory milestones on other preclinical products		1,500,000
Celdara Medical [member] | Bottom of range [member] | Scenario one [member] | Oncyte LLC
Disclosure of commitments [Line Items]
Amount of cumulative net sales of products from acquired entity based on first cumulative worldwide net sales		15,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario two [Member] | Oncyte LLC
Disclosure of commitments [Line Items]
Amount of cumulative net sales of products from acquired entity based on first cumulative worldwide net sales		25,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario two [Member] | affiliates and sublicensees [Member]
Disclosure of commitments [Line Items]
Cumulative worldwide net sales		250,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario three [Member] | Oncyte LLC
Disclosure of commitments [Line Items]
Amount of cumulative net sales of products from acquired entity based on first cumulative worldwide net sales		40,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario three [Member] | affiliates and sublicensees [Member]
Disclosure of commitments [Line Items]
Cumulative worldwide net sales		500,000,000
Celdara Medical [member] | Bottom of range [member] | Scenario four [Member] | affiliates and sublicensees [Member]
Disclosure of commitments [Line Items]
Cumulative worldwide net sales		1,000,000,000
Celdara Medical [member] | Top of range [member] | Scenario one [member] | affiliates and sublicensees [Member]
Disclosure of commitments [Line Items]
Cumulative worldwide net sales		250,000,000
Celdara Medical [member] | Top of range [member] | Scenario two [Member] | affiliates and sublicensees [Member]
Disclosure of commitments [Line Items]
Cumulative worldwide net sales		500,000,000
Celdara Medical [member] | Top of range [member] | Scenario three [Member] | affiliates and sublicensees [Member]
Disclosure of commitments [Line Items]
Cumulative worldwide net sales		$ 1,000,000,000